ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Details) - Nonrelated Party - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Accounts receivable-third parties	$ 120,631	$ 77,047
Less: Allowance for credit losses	(3,555)	(383)
Total	$ 117,076	$ 76,664